16. Reserve for Warrants: Schedule Summarizes the Warrant Activity (Details) - Warrants - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Number of Warrants Outstanding	1,525,054	821,106	880,525	551,929
Weighted Average Exercise Price Outstanding	$ 4.00	$ 3.93	$ 1.55	$ 1.59
Number Of Warrant Issued From Debentures Financing	0	0	361,098
Issued from debentures financing, per share			$ 1.50
Number Of Warrant Issued Of Finders Warrants From IPO	0	184,000	0
Issued as Finders' Warrants from IPO, per share		$ 9.375
Number of Issued as Incentive Warrants	75,000
Issued as Incentive Warrants - per share	$ 3.00
Number of Issued as Incentive Warrants 2	75,000
Issued as Incentive Warrants - per share 2	$ 4.00
Number of Issued as Incentive Warrants 3	75,000
Issued as Incentive Warrants - per share 3	$ 5.00
Number of Issued as Settlement Warrants	500,000
Issued as Settlement Warrants - per share	$ 2.50
Number Of Warrants Exercised	(21,052)	(243,419)	(2,170)
Number of Warrants Exercised, per share	$ 1.50	$ 1.50	$ 2.25
Number of Warrants Expired			(30,332)
Number of Warrants Expired, per share			$ 2.25